INCOME TAXES - Schedule of Reconciliation of Federal Statutory Rate to Company's Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal tax benefit at statutory rate	21.00%		21.00%	21.00%
State taxes, net of federal benefit			1.90%	2.10%
Permanent differences			3.60%	2.00%
Foreign rate differential			0.20%	0.50%
Valuation allowance			0.00%	(2.10%)
Other			(1.20%)	(9.00%)
Effective tax rate	23.10%	23.20%	25.50%	14.50%